                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bay Harbour Management L.C.
Address: 885 Third Avenue, 34/th/ Floor,
         New York, NY, 10022

Form 13F File Number: 28-06762

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anthony C. Morro
Title: Vice President and General Counsel
Phone: 212-371-2211

Signature, Place, and Date of Signing:

         /s/ Anthony C. Morro
         ---------------------   New York, NY           02/14/08
               (Name)            (City, State)           (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

         Number of Other Included Managers:      0

         Form 13F Information Table Entry Total: 24 Items

         Form 13F Information Table Value Total: $ 235,446 (thousands)

         List of Other Included Managers:        Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
Column 1                          Column 2        Column 3     Column 4    Column 5  Column 6 Column 7 Column 8 Column 9
--------                       --------------    ----------- ------------ ---------- -------- -------- -------- ----------
                                                                                                                 Voting
                                                             Market Value  Shares/     Sh/    Invstmt   Other   Authority
Name of Issuer                 Title of Class      CUSIP      (x $1000)    Prn Amt.    Prn    Discretn Managers   Sole
--------------                 --------------    ----------- ------------ ---------- -------- -------- -------- ----------
ALLIANCE ONE INTL INC                  COM       018772 10 3    4,188.03   1,029,000    Sh      SOLE     NONE    1,029,000
ARBINET THEXCHANGE INC                 COM       03875P 10 0    3,145.40     519,900    Sh      SOLE     NONE      519,900
BLUEGREEN CORP                         COM       096231 10 5    8,993.97   1,250,900    Sh      SOLE     NONE    1,250,900
CIRCUIT CITY STORE INC                 COM       172737 10 8    6,300.00   1,500,000    Sh      SOLE     NONE    1,500,000
COVAD COMMUNICATIONS GROUP I           COM       222814 20 4    7,813.27   9,085,200    Sh      SOLE     NONE    9,085,200
COVAD COMMUNICATIONS GROUP I          DBCV
                                   3.000% 3/1    222814 AR 6      476.25     500,000   Prn      SOLE     NONE      500,000
EARTHLINK INC                          COM       270321 10 2    6,433.70     910,000    Sh      SOLE     NONE      910,000
EARTHLINK INC                         NOTE
                                   3.250% 11/1   270321 AA 0    1,032.50   1,000,000   Prn      SOLE     NONE    1,000,000
EINSTEIN NOAH REST GROUP INC           COM       28257U 10 4    8,454.87     465,833    Sh      SOLE     NONE      465,833
FIBERNET TELECOM GRP INC             COM PAR
                                     $0.001      315653 40 2    2,507.36     314,600    Sh      SOLE     NONE      314,600
FORTUNET INC                           COM       34969Q 10 0    2,782.64     346,100    Sh      SOLE     NONE      346,100
GEOKINETICS INC                      COM PAR
                                      $0.01      372910 30 7   12,718.36     653,900    Sh      SOLE     NONE      653,900
GLOBALSTAR INC                         COM       378973 40 8    2,699.44     337,430    Sh      SOLE     NONE      337,430
KEY ENERGY SVCS INC                    COM       492914 10 6    2,158.50     150,000    Sh      SOLE     NONE      150,000
LEVEL 3 COMMUNICATIONS INC             COM       52729N 10 0    4,560.00   1,500,000    Sh      SOLE     NONE    1,500,000
M & F WORLDWIDE CORP                   COM       552541 10 4  102,455.33   1,902,606    Sh      SOLE     NONE    1,902,606
MEADOW VY CORP                         COM       583185 10 3    2,157.98     169,519    Sh      SOLE     NONE      169,519
NRG ENERGY INC                       COM NEW     629377 50 8    6,279.97     144,900    Sh      SOLE     NONE      144,900
PETROLEO BRASILEIRO SA PETRO        SPONSORED
                                       ADR       71654V 40 8    2,881.00      25,000    Sh      SOLE     NONE       25,000
QUEBECOR WORLD INC                     COM
                                     NON-VTG     748203 10 6      442.50     250,000    Sh      SOLE     NONE      250,000
RTI INTL METALS INC                    COM       74973W 10 7    5,918.67      85,865    Sh      SOLE     NONE       85,865
SLM CORP                               COM       78442P 10 6      503.50      25,000    Sh      SOLE     NONE       25,000
TERRESTAR CORP                         COM       881451 10 8   10,786.30   1,487,766    Sh      SOLE     NONE    1,487,766
TRICO MARINE SERVICES INC            COM NEW     896106 20 0   29,756.53     803,796    Sh      SOLE     NONE      803,796
                                                                 235,446  24,457,315                            24,457,315